Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Financial assets	€ (21)	€ (21)
Gross carrying amount | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	1,093,934	1,048,574
Gross carrying amount | IFRS 9 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	1,003,405	954,943
Gross carrying amount | IFRS 9 | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	77,596	79,888
Gross carrying amount | IFRS 9 | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	12,932	13,742
Gross carrying amount | IFRS 9 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	89,379	79,357
Gross carrying amount | IFRS 9 | 1 (AAA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	89,188	79,076
Gross carrying amount | IFRS 9 | 1 (AAA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	191	281
Gross carrying amount | IFRS 9 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	147,043	142,250
Gross carrying amount | IFRS 9 | 2-4 (AA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	145,150	140,671
Gross carrying amount | IFRS 9 | 2-4 (AA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	1,894	1,579
Gross carrying amount | IFRS 9 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	271,586	251,149
Gross carrying amount | IFRS 9 | 5-7 (A) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	265,263	244,241
Gross carrying amount | IFRS 9 | 5-7 (A) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	6,323	6,908
Gross carrying amount | IFRS 9 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	337,865	335,008
Gross carrying amount | IFRS 9 | 8-10 (BBB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	317,743	310,324
Gross carrying amount | IFRS 9 | 8-10 (BBB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	20,122	24,683
Gross carrying amount | IFRS 9 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	177,828	172,827
Gross carrying amount | IFRS 9 | 11-13 (BB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	159,671	154,348
Gross carrying amount | IFRS 9 | 11-13 (BB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	18,158	18,479
Gross carrying amount | IFRS 9 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	45,294	42,811
Gross carrying amount | IFRS 9 | 14-16 (B) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	25,725	25,377
Gross carrying amount | IFRS 9 | 14-16 (B) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	19,569	17,433
Gross carrying amount | IFRS 9 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	5,304	4,897
Gross carrying amount | IFRS 9 | 17 (CCC) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	666	905
Gross carrying amount | IFRS 9 | 17 (CCC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	4,637	3,992
Gross carrying amount | IFRS 9 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,471	4,060
Gross carrying amount | IFRS 9 | 18 (CC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	4,471	4,059
Gross carrying amount | IFRS 9 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	2,232	2,474
Gross carrying amount | IFRS 9 | 19 (C) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	2,232	2,474
Gross carrying amount | IFRS 9 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	12,932	13,742
Gross carrying amount | IFRS 9 | 20-22 (D) | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	12,932	13,742
Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(5,945)	(6,049)
Provisions | IFRS 9
Disclosure of credit risk exposure [line items]
Financial assets	(5,945)	(6,049)
Provisions | IFRS 9 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(439)	(409)
Provisions | IFRS 9 | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1,247)	(1,130)
Provisions | IFRS 9 | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(4,259)	(4,509)
Provisions | IFRS 9 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Provisions | IFRS 9 | 1 (AAA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Provisions | IFRS 9 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(13)	(11)
Provisions | IFRS 9 | 2-4 (AA) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(12)	(10)
Provisions | IFRS 9 | 2-4 (AA) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1)	(1)
Provisions | IFRS 9 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(34)	(29)
Provisions | IFRS 9 | 5-7 (A) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(27)	(22)
Provisions | IFRS 9 | 5-7 (A) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(8)
Provisions | IFRS 9 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(113)	(110)
Provisions | IFRS 9 | 8-10 (BBB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(66)	(55)
Provisions | IFRS 9 | 8-10 (BBB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(47)	(55)
Provisions | IFRS 9 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(297)	(281)
Provisions | IFRS 9 | 11-13 (BB) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(197)	(190)
Provisions | IFRS 9 | 11-13 (BB) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(100)	(91)
Provisions | IFRS 9 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(527)	(490)
Provisions | IFRS 9 | 14-16 (B) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(128)	(124)
Provisions | IFRS 9 | 14-16 (B) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(399)	(366)
Provisions | IFRS 9 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(222)	(181)
Provisions | IFRS 9 | 17 (CCC) | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(8)	(8)
Provisions | IFRS 9 | 17 (CCC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(214)	(173)
Provisions | IFRS 9 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(268)	(233)
Provisions | IFRS 9 | 18 (CC) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(268)	(233)
Provisions | IFRS 9 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(210)	(203)
Provisions | IFRS 9 | 19 (C) | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(210)	(203)
Provisions | IFRS 9 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(4,259)	(4,509)
Provisions | IFRS 9 | 20-22 (D) | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	€ (4,259)	€ (4,509)